Net revenues (Tables)	12 Months Ended
Dec. 31, 2022
Net Revenues
Schedule of net revenues by billing

	2022	2021	2020
Gross billing	3,440,863	2,974,850	2,138,786
Billing from products	3,330,975	2,898,210	2,074,203
Billing from freight and insurance services	109,888	76,640	64,583
Taxes on sales	(402,064)	(347,311)	(184,714)
Return of products sales	(4,809)	(5,429)	(3,143)
Net revenues	3,033,990	2,622,110	1,950,929

Schedule of net revenues from products

	2022	2021	2020
Zinc	2,093,105	1,844,632	1,323,287
Lead	276,438	223,341	161,964
Copper	290,519	305,793	197,756
Silver	57,921	69,691	58,568
Other products	206,119	102,013	144,771
Freight and insurance services	109,888	76,640	64,583
Net revenues	3,033,990	2,622,110	1,950,929

Taxes on sales	402,064	347,311	184,714
Return of products sales	4,809	5,429	3,143
Gross billing	3,440,863	2,974,850	2,138,786

Schedule of revenues by geographical location

	2022	2021	2020
Peru	859,760	774,735	485,850
Brazil	827,173	753,280	583,141
United States	174,526	119,564	116,717
Singapore	166,412	56,879	76,724
Switzerland	124,726	78,770	68,912
Chile	120,060	54,044	48,969
Luxembourg	95,252	97,462	76,072
Argentina	94,433	93,107	56,165
Japan	71,370	58,296	46,719
Taiwan	65,036	53,752	28,764
Colombia	64,013	54,325	34,768
South Africa	55,864	25,126	-
Turkey	54,955	34,493	25,005
Austria	48,676	45,057	35,197
South Korea	32,406	118,596	77,429
Malaysia	26,032	25,681	13,948
Belgium	17,905	13,690	30,174
Ecuador	15,433	15,652	9,095
Netherlands	13,623	17,693	11,740
Italy	9,586	14,834	9,895
Vietnam	8,396	14,555	10,798
Other	88,353	102,519	104,847
Net revenues	3,033,990	2,622,110	1,950,929

Schedule of revenues by currency

	2022	2021	2020
USD	2,251,866	1,914,905	1,388,746
Brazilian Real (“BRL”)	782,124	707,205	562,183
Net revenues	3,033,990	2,622,110	1,950,929